Short-Term Investments - Schedule of Short-Term Investments Measured at Fair Value (Details)	Dec. 31, 2024 USD ($)
Short-Term Investments [Member]
Short-Term Investments - Schedule of Short-Term Investments Measured at Fair Value (Details) [Line Items]
Non-Fixed Income Bank Financial Products	$ 2,856,762